Financial Instruments and Risk Management - Disclosure of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Nov. 01, 2018
Financial assets
Cash	$ 11,046	$ 2,958
Restricted deposits	11,541	14,298	$ 10,000
Amounts receivable and other assets	2,198	2,721
Total financial assets	24,785	19,977
Financial liabilities
Accounts payable and accruals	3,833	3,251
Convertible debt	84,356	35,753
Promissory note	10,033	17,695
Total financial liabilities	98,222	56,699
Financial instrument at amortised cost [Member]
Financial assets
Cash	11,046	2,958
Restricted deposits	81	555
Amounts receivable and other assets	611	608
Total financial assets	11,738	4,121
Financial liabilities
Accounts payable and accruals	2,814	2,267
Convertible debt	84,356	35,753
Promissory note	10,033	17,695
Total financial liabilities	97,203	55,715
Financial instrument at fair value through profit or loss [Member]
Financial assets
Cash	0	0
Restricted deposits	11,460	13,743
Amounts receivable and other assets	1,587	2,113
Total financial assets	13,047	15,856
Financial liabilities
Accounts payable and accruals	1,019	984
Convertible debt	0	0
Promissory note	0	0
Total financial liabilities	$ 1,019	$ 984